Consolidated Balance Sheets - USD ($) shares in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and due from banks	$ 46,926,000	$ 34,389,000
Interest-earning deposits	7,772,000	6,050,000
Cash and cash equivalents	54,698,000	40,439,000
Federal Home Loan Bank stock, at cost (note 2)	4,428,000	4,428,000
Securities available for sale (notes 2 and 8)	237,177,000	303,628,000
Loans held for sale	2,792,000	1,444,000
Loans receivable, net of allowance for loan losses of $5,700 at December 31, 2015, and $6,289 at December 31, 2014 (notes 3 and 7)	556,349,000	539,264,000
Accrued interest receivable	4,139,000	4,576,000
Real estate and other assets owned (note 14)	1,736,000	1,927,000
Bank owned life insurance	10,319,000	9,984,000
Premises and equipment, net (note 4)	24,034,000	22,940,000
Deferred tax assets (note 13)	2,642,000	2,261,000
Intangible asset (note 5)		33,000
Other assets	4,840,000	4,861,000
Total assets	903,154,000	935,785,000
Deposits (note 6):
Non-interest-bearing accounts	125,070,000	115,051,000
Interest-bearing accounts:
Interest bearing checking accounts	203,779,000	186,616,000
Savings and money market accounts	95,893,000	97,726,000
Other time deposits	314,664,000	331,915,000
Total deposits	739,406,000	731,308,000
Advances from Federal Home Loan Bank (note 7)	15,000,000	34,000,000
Repurchase agreements (note 8)	45,770,000	57,358,000
Subordinated debentures (note 10)	10,310,000	10,310,000
Advances from borrowers for taxes and insurance	614,000	513,000
Dividends payable	287,000	301,000
Accrued expenses and other liabilities	4,137,000	3,593,000
Total liabilities	$ 815,524,000	$ 837,383,000
Stockholders' equity
Preferred stock, par value $0.01 per share; authorized - 500,000 shares; no shares issued or outstanding at December 31, 2015 and December 31, 2014
Common stock, par value $.01 per share; authorized 15,000,000 shares; 7,951,699 issued and 6,865,811 outstanding at December 31, 2015, and 7,949,665 issued and 7,171,282 outstanding at December 31, 2014	$ 79,000	$ 79,000
Additional paid-in-capital	58,604,000	58,466,000
Retained earnings	47,124,000	45,729,000
Treasury stock	$ (13,471,000)	(9,429,000)
Unearned ESOP Shares (at cost 546,413 shares at December 31, 2015 and none at December 31, 2014)	(7,180)
Accumulated other comprehensive income, net of taxes	$ 2,474,000	3,557,000
Total stockholders' equity	87,630,000	98,402,000
Total liabilities and stockholders' equity	$ 903,154,000	$ 935,785,000
Commitments and contingencies (notes 11 and 15)